NYSE Regulation

1-32912

CERTPAC

08018022

VIA FACSIMILE AND U.S. MAIL
December 3, 2008

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: WisdomTree Trust

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on November 21, 2008) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

WisdomTree LargeCap Growth Fund

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

Enclosure

END

12/21/08